Commitments and Contingencies - Additional Information (Detail) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Line Items]
Accrued guaranty fund	$ 6,700,000
Estimated future of premium tax deductions	11,200,000
Amount of deposit with governmental authorities required by law	8,900,000
Derivative cash collateral received	6,400,000
Predecessor
Commitments and Contingencies Disclosure [Line Items]
Amount of deposit with governmental authorities required by law		9,400,000
Derivative cash collateral received		$ 0